Cash and Cash Equivalents (Details Narrative)	12 Months Ended
Sep. 30, 2021 EUR (€) shares
IfrsStatementLineItems [Line Items]
Underwriting fees	€ 2,500,000
Offering costs	€ 466,508
Anti-dilutive shares | shares	370,000
FDIC insured amount	€ 250,000
Class A Common Stock [Member]
IfrsStatementLineItems [Line Items]
Issaunce of shares | shares	2,966,508